Assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of assets and liabilities held for sale

ASSETS HELD FOR SALE	Note	12.31.2019
Cash and cash equivalents		1,452.5
Financial investments		47.5
Trade accounts receivable, net		144.7
Customer and commercial financing		10.7
Contract assets		33.8
Inventories		1,079.6
Guarantee deposits		0.5
Income tax and social contribution		2.1
Other assets		111.5
Deferred income tax and social contribution		34.3
Property, plant and equipment	16	1,089.7
Intangible assets	18	1,157.5
Right of use	17	10.2
TOTAL		5,174.6

LIABILITIES HELD FOR SALE	Note	12.31.2019
Trade accounts payable		474.7
Lease liability	17	9.4
Loans and financing		3,301.3
Other payables		132.5
Contract liabilities		746.1
Taxes and payroll charges payable		8.9
Income tax and social contribution		54.9
Financial guarantee and residual value guarantee	25	140.3
Unearned income		47.7
Provisions	26.1	39.5
Deferred income tax and social contribution		28.7
TOTAL		4,984.0

Summary of Financial Instruments
The following financial instruments are part of the disposal group as of December 31, 2019:

				Carrying amounts and
	Classification and measurement			fair value comparison
	Amortized cost	Fair value throguh profit or loss	Fair value hierarchy (Note 28.2*)	Book value	Fair value (Note 28.2*)
Financial assets
Cash and cash equivalents	1,452.5	—		1,452.5	1,452.5
Financial investments	47.5	—		47.5	—

Corporate bonds - 2.4% p.a. maturing on 2022	47.5	—		47.5	—
Trade accounts receivable, net of expected credit losses of US$ 30.0	144.6	—		144.6	144.6
Customer and commercial financing	10.7	—		10.7	10.7
Guarantee deposits	0.5	—		0.5	0.5
Other assets	111.6	—		111.6	111.6

Financial liabilities
Loans and financing	3,301.3	—		3,301.3	3,614.1

Notes – US$, maturing on 2020 to 2027 (Note 21.1)	2,949.9	—		2,949.9	3,264.5
Working capital – US$, maturing on 2021 to 2030	325.4	—		325.4	323.4
Working capital – EUR, maturing on 2023 to 2026	20.6	—		20.6	20.6
Bonds – US$, maturing on 2030	5.4	—		5.4	5.6
Lease liability	9.4	—		9.4	9.4
Trade accounts payable	474.7	—		474.7	474.7
Residual value guarantee (Note 25)	—	129.6	Level 3	129.6	129.6
Other payables	132.5	—		132.5	132.5

*
Note 28.2 includes disclosure of assumptions and methodologies applied by Management to calculate fair value of these financial assets and liabilities, as well as it presents the changes in fair value of financial instruments categorized within level 3 of fair value hierarchy.

Summary of information about in operating income expense

	12.31.2019	12.31.2018	12.31.2017
REVENUE	2,844.5	2,943.4	3,312.9
Cost of sales and services	(2,407.2)	(2,373.6)	(2,515.5)

GROSS PROFIT	437.3	569.8	797.4

Operating Income (expense)
Administrative	(53.5)	(46.5)	(40.2)
Selling	(137.7)	(152.8)	(146.0)
Research	(29.8)	(26.6)	(27.0)
Other operating income (expense), net	(131.0)	(25.6)	(46.5)

OPERATING PROFIT BEFORE FINANCIAL RESULT	85.3	318.3	537.7

Financial income, net	(177.5)	(177.7)	(135.6)
Foreign exchange gain (loss) , net	7.2	5.1	0.9

NET INCOME (LOSS) BEFORE TAXES ON INCOME	(85.0)	145.7	403.0

Income tax expense	(26.8)	(55.6)	0.3

NET INCOME (LOSS) OF THE DISCONTINUED OPERATIONS	(111.8)	90.1	403.3

Summary of information about in cash flows attribute to assets and liabilities held for sale discontinued operation
The Company’s cash flows attributable to assets and liabilities held for sale and results from the discontinued operation are as follows:

	12.31.2019	12.31.2018	12.31.2017
Net cash generated by operating activities	301.9	466.4	710.3
Net cash used by investing activities	(239.8)	(295.5)	(401.3)
Net cash (used) generated by financing activities	(19.1)	(212.5)	555.7

	43.0	(41.6)	864.7